RESEARCH AND DEVELOPMENT EXPENSES (Tables)	12 Months Ended
Dec. 31, 2022
Research And Development Expenses [Abstract]
Disclosure of detailed information about research and development expenses
	For the year ended December 31,
	2022	2021	2020
	US Dollars in thousands
Payroll and related expenses	14,820	12,970	6,189
Suppliers and subcontractors	4,193	2,557	976
Office and maintenance	602	539	259
Share-based payment	1,279	1,846	1,133
Depreciation and amortization	1,238	1,128	743
	22,132	19,040	9,300